Redeemable Convertible Preferred Stock and Stockholders' Deficit - Stock Options, Valuation Assumptions (FY) (Details) - Stock Options - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Assumptions Used in Valuing Stock Options [Abstract]
Expected volatility	58.00%	97.00%
Expected term (in years)	6 years	6 years
Risk-free interest rate	4.00%	4.00%
Expected dividend yield	0.00%	0.00%
Minimum
Assumptions Used in Valuing Stock Options [Abstract]
Fair value of common stock (in dollars per share)	$ 1.86	$ 0.55
Maximum
Assumptions Used in Valuing Stock Options [Abstract]
Fair value of common stock (in dollars per share)	$ 17.27	$ 0.99